Deferred Tax Assets and Deferred Tax Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax assets and liabilities
Deferred Tax Assets	kr 19,753	kr 10,266
Deferred Tax Liabilities	(46,413)	(47,120)
Tax assets/liabilities, net	(26,661)	(36,854)
Offsetting Deferred Tax Assets	(15,557)	(9,666)
Offsetting Deferred Tax Liabilities	15,557	9,666
Net Deferred Tax Assets	4,196	600
Net Deferred Tax Liabilities	(30,856)	(37,454)
Intangible assets
Net deferred tax assets and liabilities
Deferred Tax Assets	0
Deferred Tax Liabilities	(46,175)	(47,120)
Tax assets/liabilities, net	(46,175)	(47,120)
Tangible assets
Net deferred tax assets and liabilities
Deferred Tax Assets	0
Deferred Tax Liabilities	(238)
Tax assets/liabilities, net	(238)	0
Lease items net value
Net deferred tax assets and liabilities
Deferred Tax Assets	270
Deferred Tax Liabilities	0
Tax assets/liabilities, net	270	0
Personnel-related items
Net deferred tax assets and liabilities
Deferred Tax Assets	4,141	596
Deferred Tax Liabilities	0
Tax assets/liabilities, net	4,141	596
Deferred tax assets/liabilities, net	4,140
Tax loss carried forward
Net deferred tax assets and liabilities
Deferred Tax Assets	15,319	9,666
Deferred Tax Liabilities	0
Tax assets/liabilities, net	15,319	9,666
Other items
Net deferred tax assets and liabilities
Deferred Tax Assets	23	4
Deferred Tax Liabilities	0
Tax assets/liabilities, net	kr 23	kr 4